Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 3,173,703	$ 3,969,498	$ 4,286,999
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Loss (gain) on disposals of property and equipment	43,633	52,726	(16,138)
(Recovery of) provision for credit loss	108,403	(87,639)	220,783
Amortization of right-of-use assets and interest of lease liabilities	12,251	40,060	33,840
Depreciation for property and equipment	390,341	551,062	861,127
Deferred income tax (benefits) expense	(5,670)	21,910	(49,933)
Changes in operating assets and liabilities
Accounts receivable	(2,000,881)	(5,703,775)	116,390
Prepayments	(5,247,011)	981,526	(5,330,389)
Other receivables	(1,922,942)	(1,030,603)	(49,656)
Deposits	52,948	(29,657)	176,467
Accounts payable	(635,621)	259,722	(1,515,139)
Operating lease liabilities	(11,551)	(39,206)	(31,625)
Amount due to related parties	(2,689)
Other payables and accrued liabilities	100,015	(7,481)	(471,924)
Tax payables	1,987,192	1,955,346	1,335,318
Net cash (used in) provided by operating activities	(3,957,879)	933,489	(433,880)
Cash flows from investing activities:
Purchases of equipment	(4,303)	(12,150)	(66,740)
Loans to third parties	(1,036,823)
Collection from loans to related parties	2,012,719
Proceeds from disposal of equipment	24,186	6,638
Net cash provided by (used in) investing activities	995,779	(5,512)	(66,740)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	2,807,232	3,423,294	2,573,785
Repayment of short-term bank borrowings	(2,545,021)	(2,937,480)	(1,855,907)
Proceeds from short-term borrowings from guarantor	251,484
Repayment of long-term bank borrowings		(91,021)	(145,090)
Loans from other financial institution	326,188	1,384,466	44,583
Repayments of loans from other financial institutions	(774,492)	(589,470)	(671,658)
Repayments of obligations under capital leases			(339,956)
Advanced from related parties	4,772,348	263,976	2,370,680
Repayments to related parties	(1,791,509)	(2,390,802)	(2,111,086)
Net cash provided by (used in) financing activities	3,046,230	(937,037)	(134,649)
Effect of exchange rate change on cash	(80)	(2,879)	(43,789)
Net decrease in cash and restricted cash	84,050	(11,939)	(679,058)
Cash and restricted cash at beginning of the year	89,731	101,670	780,728
Cash and restricted cash at end of the year	173,781	89,731	101,670
Supplemental disclosure of cash flow information:
Interest paid	182,892	154,047	166,020
Income tax paid	66,793	27,461	172,555
Supplemental non-cash investing and financing information:
Proceeds from disposal of revenue equipment collected by a related party	6,927	32,767	64,248
Purchase of revenue equipment paid by a related party	123,872	45,957	18,115
Right-of-use assets obtained in exchange of lease liabilities			87,205
Offset between amount due from related parties and amount due to related parties	1,723,255	1,129,080	2,074,225
Offset between related parties and prepayment to suppliers	2,784,171
Borrowings from a related party to pay deferred offering cost	67,368	109,617	312,606
Reconciliation to amounts on consolidated balance sheets:
Cash	170,431	86,287	98,125
Restricted cash	3,350	3,444	3,545
Total	$ 173,781	$ 89,731	$ 101,670